Intangible Assets, Net and Goodwill - Schedule of the Changes in the Carrying Amount of Goodwill by Geographic Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Beginning balance	$ 630.0	$ 619.2
Purchase of Tim Hortons	4,640.0
Impact from refranchisings		(2.3)
Effects of foreign currency adjustments	(39.9)	8.5
Transfer from (to) assets held for sale		4.6
Ending balance	5,230.1	630.0
Burger King [Member]
Goodwill [Line Items]
Beginning balance	630.0	619.2
Impact from refranchisings		(2.3)
Effects of foreign currency adjustments	(25.1)	8.5
Transfer from (to) assets held for sale		4.6
Ending balance	604.9	$ 630.0
Tim Hortons [Member]
Goodwill [Line Items]
Purchase of Tim Hortons	4,640.0
Effects of foreign currency adjustments	(14.8)
Ending balance	$ 4,625.2